CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)		Dec. 31, 2018 ILS (₪)
Statement Line Items [Line Items]
Profit for the year			₪ 17	₪ 19		₪ 56	[1]
Other comprehensive income, items that will not be reclassified to profit or loss
Remeasurements of post-employment benefit obligations			1	(2)		1	[1]
Income taxes relating to remeasurements of post-employment benefit obligations	[2]
Other comprehensive income (loss) for the year, net of income taxes			1	(2)		1	[1]
TOTAL COMPREHENSIVE INCOME FOR THE YEAR			18	17		57	[1]
Total comprehensive income attributable to:
Owners of the Company			18	17		58	[1]
Non-controlling interests					[2]	(1)	[1]
TOTAL COMPREHENSIVE INCOME FOR THE YEAR			₪ 18	₪ 17		₪ 57	[1]
Convenience translation into U.S. dollars [Member]
Statement Line Items [Line Items]
Profit for the year | $		$ 5
Other comprehensive income, items that will not be reclassified to profit or loss
Remeasurements of post-employment benefit obligations | $
Income taxes relating to remeasurements of post-employment benefit obligations | $	[2]
Other comprehensive income (loss) for the year, net of income taxes | $
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | $		5
Total comprehensive income attributable to:
Owners of the Company | $		5
TOTAL COMPREHENSIVE INCOME FOR THE YEAR | $		$ 5

[1]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.
[2]	Representing an amount of less than 1 million.